Principal Group companies	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Principal Group companies	6.3. Principal Group companies
Principal Group companies at 31 December 2025:

Company name	Domicile	Parent holding %	Group ownership interest %
Nokia Solutions and Networks Oy	Finland	100.0	100.0
Nokia of America Corporation	United States	—	100.0
Nokia Solutions and Networks B.V.	Netherlands	—	100.0
Nokia Technologies Oy	Finland	100.0	100.0
Nokia Participations	France	—	100.0
Nokia Networks France	France	—	100.0
Nokia Solutions and Networks India Private Limited	India	—	100.0
Nokia Solutions and Networks Japan G.K.	Japan	—	100.0
Nokia Solutions and Networks Branch Operations Oy	Finland	—	100.0
Infinera Corporation	United States	—	100.0
Nokia Arabia Limited	Saudi Arabia	—	100.0
Nokia Shanghai Bell Co., Ltd.(1)	China	—	100.0
Nokia Solutions and Networks do Brasil Telecomunicações Ltda.	Brazil	—	100.0
Nokia Solutions and Networks Taiwan Co., Ltd.	Taiwan	—	100.0
Nokia Spain, S.A.	Spain	—	100.0
Nokia UK Limited	United Kingdom	—	100.0
Nokia Canada Inc.	Canada	—	100.0
Nokia Solutions and Networks Italia S.p.A.	Italy	—	100.0
Nokia Solutions and Networks Australia Pty Ltd	Australia	—	100.0
(1)In December 2025, Nokia completed the purchase of China Huaxin’s approximately 50% share in Nokia Shanghai Bell. Refer to Note 5.2. Financial assets and liabilities.